Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Policy Acquisition Costs Disclosures [Abstract]
Type Of Deferred Policy Acquisition Costs [Table Text Block]

As of December 31,	2013	2012
Deferred policy acquisition costs:
Assumed	$3,573,054	$3,677,804
Retroceded	(55,258)	(58,530)
Net	$3,517,796	$3,619,274

Movement Analysis Of Deferred Policy Acquisition Costs Rollforward [Table Text Block]

Years ended December 31,	2013	2012	2011
Balance, beginning of year	$3,619,274	$3,543,925	$3,314,715
Capitalized
Assumed	862,767	1,081,599	947,014
Retroceded	(8,604)	(11,814)	(13,411)
Amortized (including interest):
Assumed	(826,539)	(975,844)	(820,084)
Allocated to change in value of embedded derivatives	(98,141)	(42,183)	114,877
Retroceded	11,877	14,970	14,084
Attributed to unrealized investment gains (losses)	16,181	(14,938)	(7,448)
Foreign currency changes	(59,019)	23,559	(5,822)
Balance, end of year	$3,517,796	$3,619,274	$3,543,925